UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/15

Item 1. Schedule of Investments.

Templeton Developing Markets Trust

Statement of Investments, March 31, 2015 (unaudited)

	Industry	Shares	Value
Common Stocks 85.7%
Argentina 0.3%
[a]Grupo Clarin SA, B, GDR, Reg S	Media	294,661	$4,095,788

Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	94,840	2,606,767

Belgium 4.1%
Anheuser-Busch InBev NV	Beverages	538,060	65,845,000

Brazil 0.6%
Cia Hering	Specialty Retail	103,400	531,087
M Dias Branco SA	Food Products	353,700	9,538,712
			10,069,799
China 20.4%
[b]Aluminum Corp. of China Ltd., H	Metals & Mining	18,369,800	9,051,439
Brilliance China Automotive Holdings Ltd.	Automobiles	42,996,900	82,525,829
China Construction Bank Corp., H	Banks	29,745,700	24,670,900
China Life Insurance Co. Ltd., H	Insurance	7,112,000	31,098,631
China Mobile Ltd.	Wireless Telecommunication
	Services	1,991,000	25,938,357
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	35,026,000	27,875,684
[b]China Shipping Development Co. Ltd., H	Marine	24,463,500	17,954,804
Industrial and Commercial Bank of China Ltd., H	Banks	31,040,800	22,862,243
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	214,747	316,322
NetEase Inc., ADR	Internet Software & Services	141,900	14,942,070
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	34,017,800	37,604,245
Tencent Holdings Ltd.	Internet Software & Services	1,128,000	21,431,949
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	11,191,100	9,584,968
			325,857,441
Greece 0.3%
[b]National Bank of Greece SA	Banks	3,857,763	4,563,290

Hong Kong 0.7%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	818,062	7,681,602
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	1,834,000	3,468,032
			11,149,634
India 13.0%
Biocon Ltd.	Biotechnology	2,497,396	18,819,202
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	565,489	31,677,964
Infosys Ltd.	IT Services	544,293	19,387,690
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	634,200	8,411,424
Tata Consultancy Services Ltd.	IT Services	1,922,567	78,841,908
Tata Motors Ltd.	Automobiles	5,657,000	49,976,981
			207,115,169
Indonesia 3.8%
Astra International Tbk PT	Automobiles	56,654,500	37,155,819
Bank Danamon Indonesia Tbk PT	Banks	24,041,300	9,423,454
Semen Indonesia (Persero) Tbk PT	Construction Materials	13,516,500	14,110,916
			60,690,189
Kenya 0.6%
Kenya Commercial Bank Ltd.	Banks	14,983,900	9,729,805

Pakistan 0.4%
United Bank Ltd.	Banks	4,083,000	6,167,472

Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	682,764	6,916,399

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Developing Markets Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Philippines 2.3%
Ayala Corp.	Diversified Financial Services	1,025,340	18,237,953
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	61,779,200	14,430,581
[b]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	18,455,100	3,782,274
			36,450,808
South Africa 12.4%
Kumba Iron Ore Ltd.	Metals & Mining	165,604	2,131,115
MTN Group Ltd.	Wireless Telecommunication
	Services	1,714,636	28,995,940
Naspers Ltd., N	Media	556,580	85,857,965
Remgro Ltd.	Diversified Financial Services	3,496,294	76,660,970
Truworths International Ltd.	Specialty Retail	639,645	4,657,087
			198,303,077
South Korea 3.8%
Hyundai Development Co.	Construction & Engineering	398,501	20,484,419
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	16,032	20,833,923
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	213,401	18,359,641
			59,677,983
Switzerland 0.6%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	121,166	9,763,608

Taiwan 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	12,972,000	60,391,834

Thailand 11.5%
Kasikornbank PCL, fgn.	Banks	2,795,900	19,755,976
Land and Houses PCL, fgn.	Real Estate Management &
	Development	45,035,500	13,697,433
Land and Houses PCL, NVDR	Real Estate Management &
	Development	30,371,700	9,097,514
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	2,861,900	9,583,628
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	2,605,100	25,850,916
Quality Houses PCL, fgn.	Real Estate Management &
	Development	1,567,000	181,974
Siam Commercial Bank PCL, fgn.	Banks	12,569,500	68,736,436
Thai Beverage PCL, fgn.	Beverages	65,889,200	36,734,495
			183,638,372
Turkey 1.5%
Akbank TAS	Banks	4,992,000	14,699,873
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	402,780	9,558,254
			24,258,127
United Kingdom 3.7%
Unilever PLC	Food Products	1,424,618	59,480,765

United States 1.3%
Avon Products Inc.	Personal Products	2,562,042	20,470,716

Total Common Stocks (Cost $1,162,965,138)			1,367,242,043
Participatory Notes 0.5%
Saudi Arabia 0.5%
[c]Deutsche Bank AG/London, Etihad Etisalat Co., 144A, 9/27/16	Wireless Telecommunication
	Services	302,398	3,079,524
[c]HSBC Bank PLC, Etihad Etisalat Co., 144A, 11/20/17	Wireless Telecommunication
	Services	451,577	4,598,716
Total Participatory Notes (Cost $10,686,718)			7,678,240
Preferred Stocks 6.3%
Brazil 5.4%
Banco Bradesco SA, ADR, pfd.	Banks	172,820	1,603,770
Itau Unibanco Holding SA, ADR, pfd.	Banks	4,785,290	52,925,307

Templeton Developing Markets Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,629,700	16,014,873
Vale SA, ADR, pfd., A	Metals & Mining	3,187,250	15,458,162
			86,002,112
Chile 0.9%
Embotelladora Andina SA, pfd., A	Beverages	3,040,164	6,572,012
Sociedad Quimica y Minera de Chile SA, ADR, pfd., B	Chemicals	418,085	7,630,051
			14,202,063
Total Preferred Stocks (Cost $173,728,683)			100,204,175
Total Investments before Short Term Investments (Cost $1,347,380,539)			1,475,124,458

Short Term Investments (Cost $48,846,952) 3.1%
Money Market Funds 3.1%
United States 3.1%
[b,d]Institutional Fiduciary Trust Money Market Portfolio		48,846,952	48,846,952
Total Investments (Cost $1,396,227,491) 95.6%			1,523,971,410
Other Assets, less Liabilities 4.4%			70,899,734
Net Assets 100.0%			$1,594,871,144

a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
b Non-income producing.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $7,678,240, representing 0.48% of net assets.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depository Receipt

Templeton Developing Markets Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,435,962,459

Unrealized appreciation	$252,539,600
Unrealized depreciation	(164,530,649)
Net unrealized appreciation (depreciation)	$88,008,951

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,467,446,218	$-	$	- $	1,467,446,218
Participatory Notes	-	7,678,240		-	7,678,240
Short Term Investments	48,846,952	-		-	48,846,952
Total Investments in Securities	$1,516,293,170	$7,678,240	$	- $	1,523,971,410

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 27, 2015